Financial Risks - Summary of Income Received From Investments in RMBSs, SMBSs and ABSs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Gains and losses on total value of investments [line items]
Interest income	€ 295	€ 366
Total gains and losses on sale of assets	(69)	215
Total	226	581
Investments	9,829	10,289
Residential mortgage- backed securities [member]
Gains and losses on total value of investments [line items]
Interest income	83	120
Total gains and losses on sale of assets	(28)	25
Total	55	144
Investments	1,980	2,565
Commercial mortgage- backed securities (CMBSs) [member]
Gains and losses on total value of investments [line items]
Interest income	113	128
Total gains and losses on sale of assets	(31)	92
Total	82	220
Investments	3,647	3,599
Asset backed securities [member]
Gains and losses on total value of investments [line items]
Interest income	29	38
Total gains and losses on sale of assets	0	(5)
Total	29	34
Investments	1,878	2,159
ABSs - other [member]
Gains and losses on total value of investments [line items]
Interest income	70	79
Total gains and losses on sale of assets	(11)	104
Total	59	183
Investments	€ 2,323	€ 1,965